Guarantees	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees [Text Block]

25. Guarantees

In the normal course of business, the Company enters into agreements that meet the definition of a guarantee. The Company's primary guarantees are as follows:

The Company has provided indemnities under lease agreements for the use of various operating facilities. Under the terms of these agreements the Company agrees to indemnify the counterparties for various items including, but not limited to, all liabilities, loss, suits, damage and the existence of hazardous substances arising during, on or after the term of the agreement. Changes in environmental laws or in the interpretation thereof may require the Company to compensate the counterparties. The maximum amount of any potential future payment cannot be reasonably estimated. These indemnities are in place for various periods beyond the original term of the lease and these leases expire between 2013 and 2025.

Indemnity has been provided to all directors and officers of the Company and its subsidiaries for various items including, but not limited to, all costs to settle suits or actions due to association with the Company and its subsidiaries, subject to certain restrictions. The Company has purchased directors' and officers' liability insurance to mitigate the cost of any potential future suits or actions. The term of the indemnification is not explicitly defined, but is limited to the period over which the indemnified party serves as a director or officer of the Company, including any one of its subsidiaries. The maximum amount of any potential future payment cannot be reasonably estimated.

The Company has received indemnities for the receipt of hazardous, toxic or radioactive wastes or substances and the Company has issued indemnities for their disposal at third party landfills. Applicable federal, provincial, state or local laws and regulations define hazardous, toxic or radioactive wastes or substances. Changes in environmental laws or in their interpretation may require the Company to compensate or be compensated by the counterparties. The term of the indemnity is not explicitly defined and the maximum amount of any potential future reimbursement or payment cannot be reasonably estimated.

Certain of the Company's landfills have Host Community Agreements (“HCA”) between the Company and the towns, municipalities or cities in which the landfills operate. The Company has agreed to guarantee the market value of certain homeowners' properties within a certain distance of the landfills based on a Property Value Protection Program (“PVPP”) incorporated into the HCA. Under the PVPP, the Company would be responsible for the difference between the sale value and the hypothetical market value of the homeowners' properties assuming a previously approved expansion of the landfill had not been approved, if any. The Company does not believe it is possible to determine the contingent obligation associated with the PVPP guarantees, but does not believe it would have a material effect on the Company's financial position or results of operations. As of December 31, 2012, the Company has compensated one homeowner under the PVPP.

In the normal course of business, the Company has entered into agreements that include indemnities in favour of third parties, such as purchase and sale agreements, confidentiality agreements, engagement letters with advisors and consultants, outsourcing agreements, leasing contracts, underwriting and agency agreements, information technology agreements and service agreements. These indemnification agreements may require the Company to compensate counterparties for losses incurred by the counterparties as a result of breaches in representation and regulations or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnities are not explicitly defined and the maximum amount of any potential reimbursement cannot be reasonably estimated.

The nature of these indemnification agreements prevents the Company from making a reasonable estimate of the maximum exposure due to the difficulty in assessing the amount of liability which results from the unpredictability of future events and the unlimited coverage offered to counterparties. Historically, the Company and its predecessor have not made any significant payments under these or similar indemnification agreements and therefore no amount has been accrued with respect to these agreements.